Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.       Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Top Ships Inc. (formerly Top Tankers Inc. and Ocean Holdings Inc.) and its wholly owned subsidiaries (collectively the "Company"). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands, was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007 respectively.

Top Ships Inc. is the sole owner of all outstanding shares of the following subsidiaries with vessels in operations, vessels under lease and other active companies as of December 31, 2012. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold.

	Shipowning Companies with vessels in operations at December 31, 2012	Date of Incorporation	Country of Incorporation	Vessel
1	Jeke Shipping Company Limited ("Jeke")	July 2007	Liberia	Evian (acquired February 2008) (Note 8)
2	Warhol Shipping Company Limited ("Warhol")	July 2008	Liberia	Miss Marilena (delivered February 2009) (Note 8)
3	Lichtenstein Shipping Company Limited ("Lichtenstein")	July 2008	Liberia	Lichtenstein (delivered February 2009) (Note 8)
4	Banksy Shipping Company Limited ("Banksy")	July 2008	Liberia	UACC Sila (delivered March 2009) (Note 8)
5	Indiana R Shipping Company Limited ("Indiana R")	July 2008	Liberia	UACC Shams (delivered March 2009) (Note 8)
6	Britto Shipping Company Limited ("Britto")	July 2008	Liberia	Britto (delivered May 2009) (Note 8)
7	Hongbo Shipping Company Limited ("Hongbo")	July 2008	Liberia	Hongbo (delivered August 2009) (Note 8)

	Other Companies	Date of Incorporation	Country of Incorporation	Activity
8	TOP Tanker Management Inc.	May 2004	Marshall Islands	Management Company

9	Top Tankers (U.K) Limited	January 2005	England and Wales	Representative office in London- Dissolved in January 2013

The Company is an international provider of worldwide seaborne crude oil and petroleum products transportation services and of drybulk transportation services, through the ownership and operation of the vessels mentioned above.

During 2010, 2011, and 2012, three, five and three charterers individually accounted for more than 10% of the Company's revenues as follows:

Charterer	Year Ended December 31,
	2010	2011	2012
A	-	11%	-
B	19%	-	-
C	17%	20%	51%
D	16%	12%	-
E	-	12%	-
F	-	13%	-
G	-	-	21%
H	-	-	17%

Management of Company Vessels

As of December 31 2012, the Company had outsourced to Central Mare Inc., a related party controlled by the family of the Company's Chief Executive Officer, all operational, technical and commercial functions relating to the chartering and operation of Company vessels, pursuant to a letter agreement concluded between Central Mare and the Company and management agreements concluded between Central Mare and the Company's vessel-owning subsidiaries on July 1, 2010.  The letter agreement was amended on January 1, 2012 resulting in a decrease in the fixed management fees (accounting and reporting fee), with all other terms remaining unchanged (see Note 5). The letter agreement was amended again on January 1, 2013 resulting in a decrease in the variable management fees to $250 per vessel per day that will include operational, technical and commercial functions, services in connection with compliance with Section 404 of the Sarbanes-Oxley Act of 2002, services rendered in relation to the Company's maintenance of proper books and records, services in relation to the financial reporting requirements of the Company under Commission and NASDAQ rules and regulations, the provision of information-system related services, commercial operations and freight collection services, with all other terms remaining unchanged

In relation to M/T Delos in 2010 the Company had outsourced technical management and crewing to Titan Owning Company Ltd ("TMS Tankers"), a related party in 2010, but from 2011 onwards an unrelated party, whereas operational monitoring of the vessel was outsourced to Central Mare, a related party, both agreements effective from October 1, 2010. In June 1, 2011 the Company transferred the full management of M/T Delos to International Ship Management, a related party (Note 5) up to the date of the vessels lease termination on October 15, 2011.

Up to July 1, 2010, TOP Tanker Management Inc. was responsible for all of the chartering, operational and technical management of the Company's fleet for a fixed monthly fee per vessel.

Top Tanker Management Inc. had been subcontracting the day to day technical management of certain vessels to unaffiliated ship management companies (collectively the "sub-managers"). The sub-managers provided day to day operational and technical services to the Company's vessels at a fixed monthly fee per vessel. The last agreement with the sub-managers V. Ships Management Limited was terminated on July 10, 2010 and the agreement with Interorient Maritime Enterprises Inc. was also terminated on June 30, 2010.

As of December 31, 2011 and 2012 the amount due to the sub-managers totaled $447 and $0 respectively and is included in Accounts Payable in the accompanying consolidated balance sheets.

As of December 31, 2011 and 2012 the net amount due to Central Mare was $1,553 and $2,150 respectively and is included in Due to related parties, which are separately presented in the accompanying consolidated balance sheets (Note 5). Also as of December 31, 2011 and 2012 the amount due to International Ship management was $8 and $0 respectively, and is included in Due to related parties, which is separately presented in the accompanying consolidated condensed balance sheets (Note 5). Together these payables comprise of the Due to related parties line item.

Management fees paid to related parties and management fees paid to third parties are being presented separately in the accompanying consolidated statements of operations and are summarized as follows:

	December 31, 2010	December 31, 2011	December 31, 2012
Management Fees –Related Parties
Central Mare Inc (Note 5)	1,666	5,575	2,345
TMS Tankers *	138	-	-
International Shipmanagement Inc	-	155	-
Total	1,804	5,730	2,345
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	9	10	-
TMS Tankers	-	384	-
Heidmar Inc	-	45	-
Interorient	11	-	-
V. Ships Management limited	99	-	-
Total	119	439	-

* TMS Tankers was a related party in 2010, but it is no longer a related party as of December 31, 2011 and December 31, 2012, since TMS's shareholders own less than 5% of the shares of the Company.